Segment information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Revenues	¥ 13,525,407	¥ 11,295,523	¥ 7,182,789
Gross profit	2,292,589	1,756,495	762,289
Depreciation, depletion, and amortization expense	(797,671)	(685,345)	(595,792)
Interest expense	(249,382)	(229,665)	(285,618)
Interest income	25,571	28,213	17,091
Income/(loss) before income taxes	771,802	520,040	(441,519)
Total assets	16,305,903	14,483,778	11,881,694
Operating segments | Manufacturing
Segment Reporting Information [Line Items]
Revenues	13,461,181	11,295,523	7,182,789
Gross profit	2,258,099	1,756,495	762,289
Depreciation, depletion, and amortization expense	(771,986)	(685,345)	(595,792)
Interest expense	(218,759)	(229,665)	(285,618)
Interest income	25,321	28,169	17,069
Income/(loss) before income taxes	880,393	701,363	(436,701)
Total assets	15,318,101	14,193,590	11,847,433
Operating segments | Solar projects
Segment Reporting Information [Line Items]
Revenues	64,226
Gross profit	34,490
Depreciation, depletion, and amortization expense	(25,685)
Interest expense	(30,623)
Interest income	250	44	22
Income/(loss) before income taxes	(48,992)	(5,619)	(97)
Total assets	1,277,414	791,884	75,586
Elimination
Segment Reporting Information [Line Items]
Revenues	(263,332)	(690,593)	(39,341)
Gross profit	(59,599)	(175,704)	(4,721)
Income/(loss) before income taxes	(59,599)	(175,704)	(4,721)
Total assets	(289,612)	(501,696)	(41,325)
Elimination | Manufacturing
Segment Reporting Information [Line Items]
Revenues	263,332	690,593	39,341
Gross profit	¥ 59,599	¥ 175,704	¥ 4,721